Average Annual Total Returns{- Fidelity® MSCI Energy Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Energy Index ETF	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWMY Past 1 year	IXWMY Past 5 years	IXWMY Since Inception		MC014 Past 1 year	MC014 Past 5 years	MC014 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	(33.11%)	(6.23%)	(8.69%)	[1]	(34.00%)	(7.13%)	(9.43%)	[1]	(19.22%)	(4.39%)	(5.94%)	[1]	(33.11%)	(6.13%)	(8.61%)	[1]	33.21%	6.16%	(8.63%)	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013